Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Start Balance at Dec. 31, 2011	$ 213,479	$ 194,646	$ 225,769	$ 248,360	$ (4,779)	$ (463,012)		$ 12,495
Start Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Net loss	(66,852)					(66,188)		(664)
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	0	0
Capital Reorganization	0	0	0
Stock option expense	732		732
Shares issued	0	0	0
Adjustments to Contributed Capital	0		(225,769)	225,769
Other comprehensive (loss) income	541				541
Net loss	(66,188)
Ending Balance at Sep. 30, 2012	147,900	194,646	732	474,129	(4,238)	(529,200)	136,069	11,831
Ending Balance (in shares) at Sep. 30, 2012	77,858,502	77,858,502
Start Balance at Dec. 31, 2012	131,149	194,646	821	474,129	(4,155)	(545,766)		11,474
Start Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502
Net loss	(177,085)					(175,478)		(1,607)
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	985,084	985,084
Capital Reorganization	0	(116,788)	116,788
Stock option expense	124		124
Shares issued	1,303	985	318
Adjustments to Contributed Capital	0		0	0
Other comprehensive (loss) income	(137)				(137)
Net loss	(175,478)
Ending Balance at Sep. 30, 2013	$ (44,646)	$ 78,843	$ 118,051	$ 474,129	$ (4,292)	$ (721,244)	$ (54,513)	$ 9,867
Ending Balance (in shares) at Sep. 30, 2013	78,843,586	78,843,586